Income Taxes - Summary of Tax Credit Carryforwards (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Tax Credit Carryforward [Line Items]
Tax Credit Carryforwards	$ 112,463
United States [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforwards	95,181
Canada [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforwards	$ 17,282